Options Issued to Employees (Tables)	12 Months Ended
Dec. 31, 2014
Options Issued to Employees [Abstract]
Summary of Outstanding Options Weighted Average Fair Value and Life
	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number outstanding as of December 31, 2014	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable as of December 31, 2014	Weighted Average Exercise Price
$3.77 - $7.63	905,816	$5.93	4.41	905,816	5.93

Summary of Option Activity
Options	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of January 01, 2014	905,816	$5.93	5.41	-
Granted during the period	-	$-	-	-
Exercised during the period	-	$-	-	-
Forfeited during the period	-	$-	-	-
Outstanding as of December 31, 2014	905,816	$5.93	4.41	-

Options	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of January 01, 2013	905,816	$5.93	6.41	-
Granted during the period	-	$-	-	-
Exercised during the period	-	$-	-	-
Forfeited during the period	-	$-	-	-
Outstanding as of December 31, 2013	905,816	$5.93	5.41	-

Options	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of January 01, 2012	438,904	$6.75	2.69	-
Granted during the period	483,016	$5.13	9.47	-
Exercised during the period	-	$-	-	-
Forfeited during the period	(16,104)	$7.43	-	-
Outstanding as of December 31, 2012	905,816	$5.93	6.41	-

Summary of Unvested Options
Options	Number of shares	Weighted Average Fair Value
Unvested as of January 01, 2014	103,300	$3.48
Granted during the period	-	$-
Vested during the period	(103,300)	$3.53
Forfeited during the period	-	$-
Unvested as of December 31, 2014	-	$-
Expected to vest thereafter	-	$-

Options	Number of shares	Weighted Average Fair Value
Unvested as of January 01, 2013	437,004	$2.32
Granted during the period	-	$-
Vested during the period	(333,704)	$1.96
Forfeited during the period	-	$-
Unvested as of December 31, 2013	103,300	$3.48

Options	Number of shares	Weighted Average Fair Value
Unvested as of January 01, 2012	309,900	$3.53
Granted during the period	483,016	$1.41
Vested during the period	(339,808)	$2.16
Forfeited during the period	(16,104)	$1.72
Unvested as of December 31, 2012	437,004	$2.32